Shareholders' equity and share-based payments - SunPower Restricted Stocks (Details) - Sun Power restricted stocks EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments
Share-based payments
Number outstanding as of the beginning of the period | EquityInstruments	7,293	6,147	5,063
Shares granted | EquityInstruments	4,449	4,863	4,978
Shares vested | EquityInstruments	(2,266)	(1,738)	(2,837)
Shares forfeited | EquityInstruments	(1,816)	(1,979)	(1,057)
Number outstanding as of the end of the period | EquityInstruments	7,660	7,293	6,147
Weighted-average grant date fair value of outstanding shares as of the beginning of the period | $	$ 11.83	$ 21.85	$ 26.68
Weighted-average grant date fair value of granted shares | $	7.77	6.76	18.81
Weighted-average grant date fair value of vested shares | $	14.45	25.87	23.47
Weighted-average grant date fair value of forfeited shares | $	10.10	18.15	26.30
Weighted-average grant date fair value of outstanding shares as of the end of the period | $	$ 9.11	$ 11.83	$ 21.85